Award Timing Disclosure	12 Months Ended
Jul. 26, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Timing Policies and Practices
We do not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation. In addition, we do not take material nonpublic information into account when determining the timing and terms of such awards. Although we do not have a formal policy with respect to the timing of our equity awards, the Compensation Committee has historically granted such awards on a predetermined annual schedule. In fiscal 2025, we did not grant new awards of stock options, stock appreciation rights, or similar option-like instruments to our named executive officers.

Award Timing Method	the Compensation Committee has historically granted such awards on a predetermined annual schedule
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	and we do not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation. In addition, we do not take material nonpublic information into account when determining the timing and terms of such awards.
MNPI Disclosure Timed for Compensation Value	false